Account Receivable	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Account Receivable

3.	Account Receivable

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Accounts receivable - gross	$1,411,624	$1,345,080	$1,462,698	$-
Allowance for doubtful debts	(1,181,916)	-	-	-
Accounts receivable - net	$229,708	$1,345,080	$1,462,698	$-

Movement in allowance for doubtful debts

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Balance as at beginning of period	$-	$-	$-	$-
Provision for bad debts	1,181,916	-	-	-
Balance at end of period	$1,181,916	$-	$-	$-